Pension	9 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Pension
Pension
In accordance with the terms of the Arrangement Agreement, Molycorp maintained the terms of the benefit plan for Molycorp Canada’s current and former employees. Molycorp Canada's predecessor company had a defined benefit pension plan (“Pension Plan”), which covered all hourly employees employed as of September 30, 1995, and all hourly employees subsequently hired by Molycorp Canada's predecessor company up to 2003 at its former U.S. manufacturing facility in Anderson, Indiana. A December 31 measurement date is used for the Pension Plan. Molycorp paid $0.2 million as of September 30, 2012 of the estimated total contributions to the Pension Plan for 2012 of $0.2 million.
Molycorp also maintained the terms of Molycorp Canada postretirement medical and life insurance benefits plan for certain employees from the Anderson, Indiana manufacturing facility. The measurement date for this postretirement benefit plan (“PBP”) is December 31.
The actuarial valuation for funding purposes of the Pension Plan and PBP is January 1 of each year. The components of the net periodic pension expense for the period from June 12, 2012 to September 30, 2012 for the Pension Plan and PBP are set forth below (in thousands):

Pension Plan and PBP	For the period from June 12, 2012 to September 30, 2012
Components of net periodic benefit cost:
Service Cost	$—
Interest cost	90
Expected return on assets	(67)
Amortization of transition obligation/(asset)	—
Amortization of prior service cost	(1)
Amortization of actuarial loss	55
Net periodic benefit cost	$77
Employee Benefit Plans
The Company maintains a defined contribution plan for all employees working at two of our domestic locations: Molycorp Mountain Pass, California and Greenwood Village, Colorado. On September 1, 2011, the Company amended the eligibility requirement from a completed 90 days of services with the Company to eligibility commencing on the first of the month following hire date. The Company currently makes a non-elective contribution equal to 4% of compensation for each employee who performed at least 1000 hours of service and is employed on the last day of the year. In addition, the Company currently matches 100% of the first 3% contributed and 50% of the next 2% contributed by each eligible employee as well as an additional contribution of up to 4% which can be made at the Company’s discretion. Employees vest in Company contributions after three years of service. Expenses related to this plan totaled $1.6 million, $1.2 million and $1.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, accrued expenses at December 31, 2011 and 2010 included $1.1 million and $1.2 million related to this plan, respectively.
On April, 1 2009, the Company established the Management Incentive Plan (“MIP”), which is a nonqualified deferred compensation plan for the purpose of providing deferred compensation benefits for certain members of management. Under the MIP, participants can defer their base salary and other compensation that is supplemental to his or her base salary and is dependent upon achievement of individual or Company performance goals. It is intended that the MIP constitute an unfunded plan for purposes of the Employee Retirement Income Securities Act of 1974, as amended. The amount of compensation or awards deferred is deemed to be invested in a hypothetical investment as of the date of deferral. During the year ended December 31, 2011 and 2010, the Company funded discretionary contributions to the MIP totaling $271,000 and $47,000, respectively. In addition, total accrued amount including employee deferrals, discretionary contributions and related earnings was approximately $528,000 and $171,000 as of December 31, 2011 and 2010, respectively.
On November 4, 2010, the Compensation Committee established an annual incentive (“bonus plan”) for all employees that is discretionary in nature. The bonus plan is performance based and includes both qualitative and quantitative criteria. For the year ended December 31, 2011 and 2010, the Company accrued $4.8 million $0.6 million, respectively.
Effective January 1, 2012, eligible employees at Molycorp Tolleson have transitioned to the Company’s defined contribution plan.